Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Detailed Information About Trade and Other Receivables Explanatory
(1)	Details of trade and other receivables as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,480,419	(249,440)	2,230,979
Short-term loans		66,706	(583)	66,123
Accounts receivable — other(*)		953,815	(48,379)	905,436
Accrued income		3,977	(166)	3,811
Guarantee deposits (Other current assets)		145,041	—	145,041

		3,649,958	(298,568)	3,351,390
Non-current assets:
Long-term loans		81,231	(47,471)	33,760
Long-term accounts receivable — other(*)		344,662	—	344,662
Guarantee deposits		165,033	(299)	164,734
Long-term accounts receivable — trade (Other non-current assets)		16,977	(61)	16,916

		607,903	(47,831)	560,072

	￦	4,257,861	(346,399)	3,911,462

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2019 include ￦ 532,225 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2018
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,268,680	(260,040)	2,008,640
Short-term loans		59,643	(549)	59,094
Accounts receivable — other(*)		1,006,183	(68,346)	937,837
Accrued income		6,232	(166)	6,066
Guarantee deposits (Other current assets)		2,714	—	2,714

		3,343,452	(329,101)	3,014,351
Non-current assets:
Long-term loans		75,860	(46,826)	29,034
Long-term accounts receivable — other(*)		274,053	—	274,053
Guarantee deposits		313,140	—	313,140
Long-term accounts receivable — trade (Other non-current assets)		11,410	(117)	11,293

		674,463	(46,943)	627,520

	￦	4,017,915	(376,044)	3,641,871

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2018 include ￦ 489,617 million of financial instruments classified as FVTPL.

Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs
(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs during the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	Beginning balance		Impact of adopting IFRS 9	Impairment	Write-offs(*)	Collection of receivables previously written-off	Business combination and others	Ending Balance
2019	￦	260,157	—	28,841	(55,756)	14,772	1,487	249,501
2018		239,448	12,950	38,211	(46,616)	13,455	2,709	260,157

(*)	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation.

Summary of Loss Allowance on Accounts Receivable - Trade
(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classified the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2019 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		1.34%	63.33%	85.89%	97.49%
	Gross amount	￦	1,180,733	44,972	110,038	28,300
	Loss allowance		15,822	28,481	94,509	27,589

Other revenue	Expected credit loss rate		3.49%	56.01%	45.99%	61.72%
	Gross amount	￦	1,052,530	5,162	20,252	55,409
	Loss allowance		36,696	2,891	9,313	34,200